LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Loans receivable
Loans receivables, gross	$ 1,005,042,232	$ 990,714,916
Add (less):
Deferred loan costs	3,188,386	3,115,384
Loans in process	(1,256,236)	(986,063)
Allowance for loan losses	(18,306,114)	(17,116,595)	(25,713,622)	(26,975,717)
Total	988,668,268	975,727,642
Weighted average rate at end of year (as a percent)	4.45%	4.92%
Single-family residential
Loans receivable
Loans receivables, gross	366,471,132	397,782,562
Add (less):
Allowance for loan losses	(9,973,713)	(9,348,111)	(16,842,446)
Residential first mortgage
Loans receivable
Loans receivables, gross	212,357,311	211,759,949
Residential second mortgage
Loans receivable
Loans receivables, gross	43,208,366	42,091,046
Home equity lines of credit
Loans receivable
Loans receivables, gross	110,905,455	143,931,567
Commercial
Loans receivable
Loans receivables, gross	635,809,996	590,258,429
Add (less):
Allowance for loan losses	(8,110,926)	(7,633,303)	(8,256,032)
Commercial and multi-family real estate
Loans receivable
Loans receivables, gross	348,002,617	323,333,936
Land acquisition and development
Loans receivable
Loans receivables, gross	40,430,063	47,262,727
Real estate construction and development
Loans receivable
Loans receivables, gross	20,548,621	21,906,992
Commercial and industrial
Loans receivable
Loans receivables, gross	226,828,695	197,754,774
Consumer and installment
Loans receivable
Loans receivables, gross	$ 2,761,104	$ 2,673,925